Investment Property (Details Textual) ₪ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪) Properties	Dec. 31, 2016 ILS (₪) Properties
Disclosure of detailed information about investment property [line items]
Percentage of excluding property under joint venture and assets held for sale	97.80%	98.00%
Aggregate fair value of investment properties	₪ 34,754
Increase in net operating rental income (NOI),rate	5.00%
Increase in average market rent, rate	5.00%
Net revaluation gain recognized in profit or loss as part of net income from discontinued operations	₪ 500	₪ 1,837
Investment Property One [Member]
Disclosure of detailed information about investment property [line items]
Aggregate fair value of investment properties	₪ 1,800	₪ 2,200
Number of investment properties under leasehold | Properties	6	11
Investment Property Two [Member]
Disclosure of detailed information about investment property [line items]
Aggregate fair value of investment properties	₪ 5,600	₪ 5,200
Number of investment properties under leasehold | Properties	21	21